SUPPLEMENT

DATED NOVEMBER 23, 2011 TO

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

(A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

PROSPECTUS DATED MAY 1, 2011, AS LAST AMENDED JUNE 1, 2011,

AND SUMMARY PROSPECTUS DATED MAY 1, 2011

On November 21, 2011, the Board of Directors of Hartford HLS Series Fund II, Inc. (the “Company”) approved a change of sub-adviser for Hartford U.S. Government Securities HLS Fund (the “Fund”), a series of the Company, from Hartford Investment Management Company to Wellington Management Company, LLP (“Wellington Management”).  As part of this approval the Company’s Board of Directors approved a new sub-advisory agreement between HL Investment Advisors, LLC and Wellington Management.  The change in the Fund’s sub-adviser and the implementation of the new sub-advisory agreement are expected to occur during the first quarter of 2012.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011, AS LAST AMENDED OCTOBER 3, 2011,

FOR HARTFORD SERIES FUND, INC. AND

HARTFORD HLS SERIES FUND II, INC. (THE “SAI”)

On November 21, 2011, the Boards of Directors of Hartford Series Fund, Inc. (“HSF”) and Hartford HLS Series Fund II, Inc. (“HSF II”) approved a change of sub-adviser for Hartford Total Return Bond HLS Fund (“Total Return Bond HLS Fund”), a series of HSF, and Hartford U.S. Government Securities HLS Fund (“U.S. Government Securities HLS Fund”), a series of HSF II, from Hartford Investment Management Company to Wellington Management Company, LLP (“Wellington Management”).  As part of this approval the Boards of Directors approved a new sub-advisory agreement between HL Investment Advisors, LLC and Wellington Management with respect to each Fund.  The change of sub-adviser for Total Return Bond HLS Fund and U.S. Government Securities HLS Fund and the implementation of each new sub-advisory agreement are expected to occur during the first quarter of 2012.

This Supplement should be retained with your SAI for future reference.